Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment

	Cost	Accumulated Depreciation	Net Book Value
As at December 31, 2015
Leasehold improvements	$1,373	$322	$1,051
Computer equipment and software	2,092	1,843	249
Furniture and equipment	872	558	314
	$4,337	$2,723	$1,614
As at December 31, 2014
Leasehold improvements	$1,373	$184	$1,189
Computer equipment and software	2,825	2,545	280
Furniture and equipment	852	427	425
	$5,050	$3,156	$1,894